Income Taxes - Summary of Provision for Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Federal	$ 0	$ 0	$ 0
State	502	666	323
Foreign	1,149	840	585
Total current	1,651	1,506	908
Deferred income tax:
Federal	59	(221)	(9,001)
State	138	(151)	(1,416)
Total deferred	197	(372)	(10,417)
Provision for (benefit from) income taxes	$ 1,848	$ 1,134	$ (9,509)